Provisions - Plan assets of the Biotest group invested in asset classes (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Pension plans
Expected Contributions To Plan Assets	€ 1,896
Biotest defined benefit plans
Pension plans
Cash and cash equivalents	187
Financial investment	1,000
Fund shares	4,489
Fair value of plan assets	5,676
Biotest defined benefit pension plans
Pension plans
Fair value of plan assets	4,222
Biotest defined benefit plans, similar obligations
Pension plans
Fair value of plan assets	€ 1,454